Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Long term investments - common shares held [line items]
Fair value		$ 246,026		$ 255,535		$ 59,941
Cost of Addition		66,184		179,143
Proceeds of Disposition		(49,061)	[1]	(4,601)	[2]
Fair value adjustment gains (losses)	[3],[4]	(26,632)		21,052
Fair value ending balance		246,026		255,535
Realized gain (loss) on disposal		$ (45)		$ (3,797)
Bear Creek [member]
Long term investments - common shares held [line items]
Shares owned		15,707		13,264
Percentage of outstanding shares owned		7.90%		8.65%
Fair value		$ 2,138		$ 7,443		12,764
Cost of Addition		526
Fair value adjustment gains (losses)	[3]	(5,831)		(5,321)
Fair value ending balance		2,138		7,443
Realized gain (loss) on disposal		$ 0		$ 0
Sabina [member]
Long term investments - common shares held [line items]
Shares owned				31,095
Percentage of outstanding shares owned		0.00%		5.58%
Fair value				$ 30,535		13,381
Cost of Addition				19,833
Proceeds of Disposition	[1]	$ (48,832)
Fair value adjustment gains (losses)	[3]	18,297		(2,679)
Fair value ending balance				$ 30,535
Realized gain (loss) on disposal		$ 872
Kutcho [member]
Long term investments - common shares held [line items]
Shares owned		18,640		18,640
Percentage of outstanding shares owned		13.27%		14.83%
Fair value		$ 1,551		$ 3,097
Cost of Addition				11,721
Fair value adjustment gains (losses)	[3]	(1,546)		(8,624)
Fair value ending balance		$ 1,551		$ 3,097
Hecla [Member]
Long term investments - common shares held [line items]
Shares owned		34,980		35,012
Percentage of outstanding shares owned		5.66%		5.78%
Fair value		$ 168,255		$ 194,668
Cost of Addition				141,450
Proceeds of Disposition	[1]	(202)
Fair value adjustment gains (losses)	[3]	(26,211)		53,218
Fair value ending balance		168,255		194,668
Realized gain (loss) on disposal		$ 73
BTwoGold [Member]
Long term investments - common shares held [line items]
Shares owned		12,025
Percentage of outstanding shares owned		0.92%
Fair value		$ 38,094		0
Cost of Addition		48,832
Proceeds of Disposition	[1]	0
Fair value adjustment gains (losses)	[3]	(10,738)
Fair value ending balance		38,094		0
Realized gain (loss) on disposal		0
Other investments [member]
Long term investments - common shares held [line items]
Fair value		35,988		19,792		$ 33,796
Cost of Addition		16,826		6,139
Proceeds of Disposition		(27)	[1]	(4,601)	[2]
Fair value adjustment gains (losses)	[3]	(603)		(15,542)
Fair value ending balance		35,988		19,792
Realized gain (loss) on disposal		$ (990)		$ (3,797)

[1]	The disposal of the Sabina shares was as a result of the acquisition of Sabina by B2Gold, while the partial disposition of the Hecla shares was made in order to capitalize on Hecla’s share price appreciation.
[2]	Disposals during 2022 were made as a result of the acquisition of the companies to which the shares relate by unrelated third party entities.
[3]	Fair Value Gains (Losses) are reflected as a component of OCI.
[4]	LTIs = long-term investments – common shares held.